united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Navigator® FUNDS

Semi-Annual Report
March 31, 2017

Navigator Equity Hedged Fund

Share Class	Ticker	Cusip
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Advised by: Clark Capital Management Group

Navigator Duration Neutral Bond Fund

Share Class	Ticker	Cusip
A share	NDNAX	66538B875
I share	NDNIX	66538B859
C share	NDNCX	66538B867

Advised by: Clark Capital Management Group

Navigator Sentry Managed Volatility Fund

Share Class	Ticker	Cusip
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Advised by: Clark Capital Management Group

Navigator Tactical Fixed Income Fund

Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Advised by: Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Navigator Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfund.com

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2017 compared to its benchmarks:

			Annualized	Annualized Since
	Six Months	One Year	Five Year	Inception*
Navigator Equity Hedged Fund:
Class A	3.91%	8.58%	1.78%	0.33%
Class A with load of 5.50%	(1.76)%	2.63%	0.64%	(0.58)%
Class C	3.54%	7.73%	1.01%	(0.43)%
Class I	4.07%	8.86%	2.03%	0.58%
MSCI World Index	8.35%	14.77%	9.37%	8.39%
HFRX Equity Hedge Index	3.51%	5.90%	2.67%	(0.65)%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 1.67%, 2.54% and 1.54% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+

Exchange Traded Funds	64.8%	Collateral For Securities Loaned	25.3%
Large-Cap Index Funds	27.4%	Mutual Fund	3.8%
Country Funds	22.1%	Asset Allocation	3.8%
Sector Funds	15.3%	Short-Term Investments	6.1%
			100.0%

+	Based on Portfolio Market Value as of March 31, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Duration Neutral Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2017 compared to its benchmark:

			Annualized Since
	Six Months	One Year	Inception*
Navigator Duration Neutral Bond Fund:
Class A	1.29%	1.92%	1.73%
Class A with load of 3.75%	(2.47)%	(1.95)%	0.63%
Class C	0.83%	1.15%	1.02%
Class I	1.43%	2.19%	1.95%
Bloomberg Barclays Municipal Bond Index	(2.10)%	0.15%	4.16%

*	Fund commenced operations on September 23, 2013.

Bloomberg Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 1.69%, 2.46% and 1.43% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+

Municipal Bonds & Notes	92.7%
Call Options Purchased	0.0%
Short-Term Investments	7.3%
100.0%

+	Based on Portfolio Market Value as of March 31, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2017 compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception*
Navigator Sentry Managed Volatility Fund:
Class A	(27.40)%	(37.21)%	(32.31)%
Class A with load of 3.75%	(30.09)%	(39.60)%	(33.15)%
Class C	(27.45)%	(37.06)%	(32.16)%
Class I	(27.45)%	(37.06)%	(32.16)%
S&P 500 Inverse Daily Index	(8.91)%	(14.65)%	(10.20)%

* Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 2.18%, 2.93% and 1.93% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-87 -766-2264.

PORTFOLIO COMPOSITION+

Options Purchased +	6.1%
Short-Term Investments	93.9%
100.0%

+	Based on Portfolio Market Value as of March 31, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

+	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2017 compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception*
Navigator Tactical Fixed Income Fund:
Class A	3.66%	11.73%	4.87%
Class A with load of 3.75%	(0.26)%	7.58%	3.55%
Class C	3.29%	10.96%	4.14%
Class I	3.88%	12.08%	5.18%
Bloomberg Barclays US Corporate High Yield Bond Index	4.50%	16.39%	4.59%

*	Fund commenced operations on March 27, 2014.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 1.91%, 2.66% and 1.66% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766 -2264.

PORTFOLIO COMPOSITION+

Corporate Bonds	51.2%
Municipal Bonds & Notes	36.5%
Mutual Funds	4.9%
U.S. Government Agency Obligations	3.8%
Exchange Traded Funds	1.2%
Options Purchased	0.0%
Collateral for Securities Loaned	1.2%
Short-Term Investments	1.2%
100.0%

+	Based on Portfolio Market Value as of March 31, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 87.3%
	COUNTRY FUNDS - 29.8%
62,291	iShares MSCI Austria Capped ETF (a)	$1,131,827
38,453	iShares MSCI Brazil Capped ETF (a)	1,440,449
35,152	iShares MSCI Eurozone ETF	1,323,473
31,312	iShares MSCI Mexico Capped ETF	1,602,235
50,108	iShares MSCI Poland Capped ETF (a)	1,081,331
61,356	iShares MSCI Taiwan Capped ETF (a)	2,038,860
63,687	WisdomTree India Earnings Fund (a)	1,536,767
31,400	WisdomTree Japan SmallCap Dividend Fund	2,094,066
		12,249,008
	LARGE-CAP INDEX FUNDS - 36.9%
53,273	iShares Core Dividend Growth ETF	1,622,163
57,245	iShares Currency Hedged MSCI Eurozone ETF	1,641,787
69,735	iShares Currency Hedged MSCI Germany ETF	1,940,725
17,930	iShares S&P 100 ETF (a)	1,877,271
20,335	iShares S&P 500 Growth ETF	2,674,459
23,040	SPDR S&P 500 ETF Trust (a)	5,431,450
		15,187,855
	SECTOR FUNDS - 20.6%
4,669	iShares PHLX Semiconductor ETF (a)	639,139
5,425	iShares U.S. Aerospace & Defense ETF (a)	806,806
8,523	iShares U.S. Broker-Dealers & Securities Exchanges ETF (a)	436,889
19,815	iShares U.S. Home Construction ETF (a)	633,684
5,023	iShares U.S. Medical Devices ETF	760,583
20,289	SPDR Financial Select Sector Fund (a)	481,458
10,055	SPDR S&P Bank ETF (a)	432,164
11,174	SPDR S&P Insurance ETF (a)	960,293
43,794	Vanguard FTSE Emerging Markets ETF	1,739,498
11,508	Vanguard Information Technology ETF (a)	1,560,830
		8,451,344

	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,960,896)	35,888,207

	MUTUAL FUNDS - 5.1%
	ASSET ALLOCATION - 5.1%
684,086	Navigator Sentry Managed Volatility Fund - Class I * #	2,079,622
	TOTAL MUTUAL FUNDS (Cost - $5,361,021)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUND - 8.2%
3,379,526	Milestone Treasury Obligations Fund, Institutional Class, 0.59% +	$3,379,526
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,379,526)

	COLLATERAL FOR SECURITIES LOANED - 34.2%
8,009,326	Dreyfus Government Cash Management - Institutional Shares, 0.87% + (b)	8,009,326
301,829	U.S. TIP Bonds, 0.125% - 2.375%, 4/15/2018 - 2/15/2046	320,542
1,593,812	U.S. Treasury Bills, 4/13/2017 - 12/7/2017	1,592,435
586,482	U.S. Treasury Floating Rate Notes, 0.899% - 0.996%, 7/31/2017 - 7/31/2018	587,109
3,514,628	U.S Treasury Notes, 0.625% - 7.625%, 4/30/2017 - 5/15/2045	3,557,070
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $14,066,482)	14,066,482

	TOTAL INVESTMENTS - 134.8% (Cost - $57,767,925) (c)	$55,413,837
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.8)%	(14,297,182)
	NET ASSETS - 100.0%	$41,116,655

ETF - Exchange-Traded Fund

TIP - Treasury Inflation-Protected

*	Non-income producing.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $13,734,006 at March 31, 2017.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $57,790,240 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$983,555
Unrealized depreciation:	(3,359,958)
Net unrealized depreciation:	$(2,376,403)

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal Amount		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS & NOTES - 84.5%
	CALIFORNIA - 4.5%
$1,000,000	City of Oakland, CA	4.000	1/15/2039	$1,030,540
500,000	Evergreen School District	4.000	8/1/2033	519,363
420,000	Grossmont Union High School District	4.000	8/1/2033	434,725
540,000	Torrance Unified School District	4.000	8/1/2031	571,601
				2,556,229

	COLORADO - 2.5%
1,300,000	University of Colorado	4.000	6/1/2031	1,408,069

	FLORIDA - 3.8%
665,000	City of Orlando, FL - 144A #	12.036	11/1/2039	1,056,412
100,000	City of Port Orange, FL	4.000	4/1/2033	105,248
850,000	County of Broward, FL Airport System Revenue	5.500	10/1/2031	990,794
				2,152,454

	ILLINOIS - 3.9%
1,000,000	Chicago O’Hare International Airport	4.000	1/1/2032	1,026,765
40,000	City of Chicago, IL	5.000	1/1/2019	40,113
500,000	City of Chicago, IL	7.045	1/1/2029	510,620
600,000	Cook County Community College District No. 508	5.125	12/1/2038	626,940
				2,204,438

	MISSOURI - 4.1%
1,175,000	City of Kansas City, MO Sanitary Sewer System Revenue	4.000	1/1/2032	1,243,908
1,015,000	City of Springfield, MO Public Utility Revenue	4.000	8/1/2031	1,097,778
				2,341,686

	NEVADA - 2.8%
1,490,000	Clark County School District	4.000	6/15/2031	1,557,892

	NEW HAMPSHIRE - 0.8%
450,000	New Hampshire Municipal Bond Bank	4.000	8/5/2031	481,165

	NEW JERSEY - 11.3%
750,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2028	800,047
850,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	877,370
1,190,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,226,313
3,155,000	New Jersey Turnpike Authority	5.000	1/1/2045	3,473,245
				6,376,975

	NEW YORK - 11.3%
1,095,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	2/1/2042	1,217,016
2,590,000	New York City Water & Sewer System	5.000	6/15/2045	2,908,596
1,000,000	New York State Dormitory Authority	5.000	3/15/2037	1,110,670
1,000,000	New York State Dormitory Authority	5.000	3/15/2034	1,146,595
				6,382,877

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal Amount		Coupon Rate (%)	Maturity	Value
	PENNSYLVANIA - 9.0%
$3,150,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	$3,467,992
1,360,000	Philadelphia Gas Works Co.	5.250	8/1/2040	1,467,195
150,000	West Mifflin Sanitary Sewer Municipal Authority	4.000	8/1/2035	157,273
				5,092,460
	RHODE ISLAND - 3.1%
1,500,000	Rhode Island Infrastructure Bank	5.000	10/1/2036	1,731,405

	TEXAS - 23.9%
2,450,000	County of Bexar, TX	5.000	6/15/2040	2,742,983
1,000,000	Dallas Independent School District	4.000	2/15/2032	1,061,615
2,500,000	Dallas Independent School District	4.000	2/15/2031	2,679,288
1,500,000	San Antonio, TX Independent School District	4.000	2/15/2030	1,615,200
3,000,000	State of Texas	5.000	10/1/2044	3,386,880
1,670,000	Tender Option Bond Trust Receipts/Certificates - 144A #	9.035	2/15/2032	2,007,532
				13,493,498
	UTAH - 3.5%
1,870,000	City of Sandy City, UT	4.000	3/1/2036	1,956,413

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $47,382,357)			47,735,561
Contracts ^
	OPTIONS PURCHASED * - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
300	US 10 Year Future, Expires May 2017, Strike Price $128.50			4,688
50	US Bond Future, Expires May 2017, Strike Price $159.00			1,562
50	US Bond Future, Expires May 2017, Strike Price $165.00			—
	TOTAL CALL OPTIONS PURCHASED (Cost - $9,525)			6,250

	PUT OPTIONS PURCHASED - 0.0%
50	US Bond Future, Expires June 2017, Strike Price $135.00			1,562
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,687)

	TOTAL OPTIONS PURCHASED (Cost - 14,212)			7,812
Shares
	SHORT-TERM INVESTMENTS - 6.7%
	MONEY MARKET FUND 6.7%
3,778,585	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.77% +			3,780,474
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,782,171)

	TOTAL INVESTMENTS - 91.2% (Cost - $51,178,740) (a)			$51,523,847
	OTHER ASSETS LESS LIABILITIES - 8.8%			4,997,067
	NET ASSETS - 100.0%			$56,520,914

*	Non-income producing.

#	Variable rate security. Interest rate is as of March 31, 2017.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

^	Each option contract allows the Fund to purchase 1 underlying futures contract.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $3,063,944 or 5.4% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $51,088,895 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$1,035,807
Unrealized depreciation:	(600,855)
Net unrealized appreciation:	$434,952

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Number of Short		Unrealized
Contracts		Appreciation
	FUTURES CONTRACTS
167	US 10-Year Treasury Notes, expiring June 2017	$3,188
	(Underlying face amount at value $20,801,938)
116	Fixed Rate 10-Year Interest Rate Swaps, expiring June 2017	52,406
	(Underlying face amount at value $10,597,687)
93	US Long Bonds, expiring June 2017	63,063
	(Underlying face amount at value $14,028,469)
	TOTAL FUTURES CONTRACTS	$118,657

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Contracts ^		Value

	OPTIONS PURCHASED * - 12.7%
	CALL OPTIONS PURCHASED - 1.6%
5,000	iPath S&P 500 VIX Short-Term Futures ETN, Expires April 2017, Strike Price $15.50	$320,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $299,972)

	PUT OPTION PURCHASED - 11.1%
1,150	S&P 500 Index, Expires May 2017, Strike Price $2,310.00	2,254,000
	TOTAL PUT OPTION PURCHASED (Cost - $2,601,370)

	TOTAL OPTIONS PURCHASED (Cost - $2,901,342)	2,574,000
Shares
	SHORT-TERM INVESTMENTS - 84.7%
	MONEY MARKET FUND - 84.7%
17,216,230	Milestone Treasury Obligations Fund, Institutional Class, 0.59% +	17,216,230
	TOTAL SHORT TERM INVESTMENTS (Cost - $17,216,230)

	TOTAL INVESTMENTS - 97.4% (Cost - $20,117,572) (a)	$19,790,230
	OPTIONS WRITTEN (Premiums Received - $1,433,694) - (7.1)% (a)	(1,453,500)
	OTHER ASSETS LESS LIABILITIES - 9.7%	1,976,872
	NET ASSETS - 100.0%	$20,313,602

Contracts ^
	OPTIONS WRITTEN * - (7.1)%
	CALL OPTIONS WRITTEN - (3.2)%
(5,000)	iPath S&P 500 VIX Short-Term Futures ETN, Expires April 2017, Strike Price $14.50	$(660,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $550,563)

	PUT OPTION WRITTEN - (3.9)%

(1,150)	S&P 500 Index, Expires May 2017, Strike Price $2,200.00	(793,500)
	TOTAL PUT OPTION WRITTEN (Premiums Received - $883,131)

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,433,694)	$(1,453,500)

ETN - Exchange-Traded Note

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options, is $18,248,842 and differs from value by net unrealized appreciation/(depreciation) of securities and options written as follows:

Unrealized appreciation:	$544,694
Unrealized depreciation:	(456,806)
Net unrealized appreciation:	$87,888

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value
	EXCHANGE-TRADED FUNDS - 1.2%
	DEBT FUND - 1.2%
211,382	SPDR Bloomberg Barclays High Yield Bond ETF (a)			$7,806,337
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $7,830,512)

	MUTUAL FUNDS - 4.8%
	DEBT FUNDS - 4.8%
3,199,775	Navigator Duration Neutral Bond Fund - Class I #			32,477,719
	TOTAL MUTUAL FUNDS (Cost - $32,736,254)

		Coupon Rate
Principal Amount		(%)	Maturity
	CORPORATE BONDS - 50.3%
	AUTO MANUFACTURERS - 6.1%
$10,000,000	BMW US Capital LLC	1.404	6/2/2017	10,005,200
2,000,000	Daimler Finance North America LLC - 144A	1.484	3/2/2018	2,003,610
5,000,000	Ford Motor Credit Co. LLC	1.670	12/6/2017	5,004,095
7,008,000	Ford Motor Credit Co. LLC	2.095	1/9/2018	7,035,258
5,000,000	Toyota Motor Credit Corp.	1.237	5/16/2017	5,001,690
5,000,000	Toyota Motor Credit Corp.	1.350	12/5/2017	5,005,715
7,000,000	Volkswagen Group of America Finance LLC - 144A	1.492	11/20/2017	7,005,103
				41,060,671

	BANKS - 19.7%
10,578,000	American Express Bank FSB	1.286	6/12/2017	10,580,978
3,000,000	Bank of America NA	1.431	6/15/2017	3,000,562
10,000,000	Bank of America NA	1.458	5/8/2017	10,004,485
6,690,000	Capital One NA	1.714	2/5/2018	6,710,518
12,634,000	Citigroup, Inc.	1.754	11/24/2017	12,676,918
4,266,000	Goldman Sachs Group, Inc.	1.725	6/4/2017	4,269,908
2,149,000	Goldman Sachs Group, Inc. **	2.554	11/30/2017	2,155,619
12,500,000	JPMorgan Chase & Co.	1.588	4/25/2018	12,553,631
3,865,000	Macquarie Bank Ltd. - 144A	1.662	10/27/2017	3,876,792
7,500,000	Morgan Stanley	1.890	1/5/2018	7,526,104
10,000,000	Royal Bank of Canada	1.406	12/8/2017	10,012,040
5,000,000	Royal Bank of Canada	1.506	1/12/2018	5,008,222
12,500,000	Toronto-Dominion Bank	1.221	3/13/2018	12,498,312
3,050,000	UBS AG	1.853	3/26/2018	3,062,709
3,115,000	US Bank NA	1.619	1/29/2018	3,127,448
5,000,000	Wachovia Corp.	1.401	6/15/2017	5,002,023
6,000,000	Wells Fargo Bank NA	1.391	6/15/2017	6,001,773
10,000,000	Wells Fargo Bank NA	1.652	9/7/2017	10,021,715
5,000,000	Westpac Banking Corp. (a)	1.500	12/1/2017	5,003,355
				133,093,112
	BEVERAGES - 2.1%
14,000,000	PepsiCo, Inc.	1.372	10/13/2017	14,024,731

	BUILDING MATERIALS - 0.7%
4,500,000	Martin Marietta Materials, Inc.	2.252	6/30/2017	4,507,533

	COMPUTERS - 1.7%
11,410,000	Apple, Inc.	1.285	5/3/2018	11,448,908

	ELECTRIC - 1.7%
11,781,000	Duke Energy Corp.	1.378	4/3/2017	11,781,000

	HEALTHCARE-SERVICES - 1.2%
5,855,000	Aetna, Inc.	1.756	12/8/2017	5,877,814
2,575,000	Sutter Health	1.674	8/15/2053	2,573,790
				8,451,604
	INSURANCE - 2.8%
5,632,000	Metropolitan Life Global Funding I - 144A	1.390	4/10/2017	5,632,310
3,100,000	Principal Life Global Funding II - 144A	1.555	12/1/2017	3,110,241
10,000,000	Principal Life Global Funding II - 144A	1.352	5/21/2018	10,008,630
				18,751,181

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Coupon Rate
Principal Amount		(%)	Maturity	Value
	CORPORATE BONDS - 50.3% (Continued)
	INTERNET - 0.9%
$6,050,000	eBay, Inc.	1.239	7/28/2017	$6,051,876

	MEDIA - 0.8%
5,711,000	NBCUniversal Enterprise, Inc. - 144A	1.707	4/15/2018	5,746,748

	MULTI-NATIONAL - 7.9%
50,000,000	International Bank for Reconstruction & Development	1.040	1/11/2019	50,075,000
3,000,000	International Finance Corp.	1.061	9/7/2017	2,999,880
				53,074,880
	OIL & GAS - 1.9%
3,026,000	Chevron Corp.	1.398	11/9/2017	3,032,713
10,000,000	Shell International Finance BV	1.354	5/10/2017	10,003,525
				13,036,238
	SOFTWARE - 0.7%
5,000,000	Oracle Corp.	1.350	7/7/2017	5,004,802

	TELECOMMUNICATIONS - 2.1%
4,000,000	Cisco Systems, Inc.	1.652	2/21/2018	4,022,356
10,000,000	Verizon Communications, Inc.	1.506	6/9/2017	10,004,600
				14,026,956

	TOTAL CORPORATE BONDS (Cost - $339,877,271)			340,060,240

	MUNICIPAL BONDS & NOTES - 35.9%
	ARIZONA - 1.6%
10,470,000	Industrial Development Authority of the City of Phoenix **	0.740	11/15/2052	10,470,000

	CALIFORNIA - 3.3%
13,185,000	California Pollution Control Financing Authority **	0.720	12/1/2029	13,185,000
9,230,000	State of California	1.780	5/1/2018	9,268,074
				22,453,074
	CONNECTICUT- 1.5%
10,000,000	Connecticut Housing Finance Authority **	0.920	5/15/2039	10,000,000

	GEORGIA - 0.6%
4,285,000	Metropolitan Atlanta Rapid Transit Authority	1.160	7/1/2025	4,284,957

	ILLINOIS - 0.5%
3,500,000	City of Chicago IL	7.045	1/1/2029	3,574,340

	KANSAS - 0.5%
2,740,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	9/1/2040	3,041,181

	KENTUCKY - 2.7%
10,000,000	Kentucky Housing Corp. **	0.950	1/1/2036	10,000,000
8,085,000	Kentucky Housing Corp. **	0.950	7/1/2037	8,085,000
				18,085,000
	MAINE - 0.7%
5,000,000	City of Old Town ME **	1.000	12/1/2024	5,000,000

	MARYLAND - 1.8%
12,000,000	Maryland Community Development Administration **	0.970	9/1/2044	12,000,000

	MASSACHUSETTS - 9.3%
25,000,000	Commonwealth of Massachusetts **	0.710	12/1/2030	25,000,000
4,000,000	Commonwealth of Massachusetts	1.180	8/1/2043	3,999,940
25,000,000	Massachusetts Health & Educational Facilities Authority **	0.720	8/15/2040	25,000,000
5,100,000	Massachusetts Health & Educational Facilities Authority **	0.950	10/1/2034	5,100,000
4,000,000	Massachusetts Housing Finance Agency **	0.950	1/1/2044	4,000,000
				63,099,940
	MICHIGAN - 1.0%
6,565,000	Michigan State Housing Development Authority **	0.920	4/1/2037	6,565,000

	MISSISSIPPI - 0.7%
5,000,000	County of Perry MS - 144A **	1.050	2/1/2022	5,000,000

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Coupon Rate
Principal Amount		(%)	Maturity	Value
	MUNICIPAL BONDS & NOTES 35.9% (Continued)
	MISSOURI - 0.2%
$1,235,000	City of Springfield MO Public Utility Revenue	4.000	8/1/2031	$1,335,720

	NEW JERSEY - 1.6%
7,970,000	New Jersey Housing & Mortgage Finance Agency **	0.950	11/1/2039	7,970,000
2,500,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	2,580,500
				10,550,500
	NEW YORK - 4.0%
7,300,000	City of New York NY **	0.760	4/1/2036	7,300,000
8,425,000	New York City Transitional Finance Authority Future Tax Secured Revenue **	0.760	2/1/2045	8,425,000
2,500,000	New York City Water & Sewer System	5.000	6/15/2045	2,807,525
8,700,000	New York City Water & Sewer System **	0.760	6/15/2049	8,700,000
				27,232,525
	OREGON - 1.9%
12,635,000	State of Oregon Housing & Community Services Department **	0.900	7/1/2046	12,635,000

	PENNSYLVANIA - 0.4%
2,500,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	2,752,375

	TEXAS - 2.2%
1,650,000	Dallas Independent School District	4.000	2/15/2032	1,751,665
5,000,000	Highland Park Independent School District	4.000	2/15/2032	5,336,850
7,000,000	State of Texas	5.000	10/1/2044	7,902,720
				14,991,235
	WYOMING- 1.4%
9,465,000	County of Lincoln WY **	0.760	10/1/2044	9,465,000

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $242,272,120)			242,535,847

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
25,000,000	Federal Farm Credit Banks **	0.998	10/3/2018	25,039,100
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $25,002,416)

Contracts ^
	OPTIONS PURCHASED - 0.0% *
	CALL OPTIONS PURCHASED - 0.0%			2,328
149	US 10 Year Futures, Expires May 2017, Strike Price $128.00			750
48	US Long Bond Futures, Expires May 2017, Strike Price $161.00			3,078
	TOTAL CALL OPTIONS PURCHASED (Cost - $9,235)

	PUT OPTIONS PURCHASED - 0.0%			5,078
650	US 5 Year Futures, Expires May 2017, Strike Price $115.25
	TOTAL PUT OPTIONS PURCHASED (Cost - $15,236)
				8,156
	TOTAL OPTIONS PURCHASED (Cost - $24,471)

Shares
	SHORT-TERM INVESTMENTS -1.2%
	MONEY MARKET FUND - 1.2%
7,711,494	Dreyfus Cash Management - Institutional Shares, 0.87% +			7,713,037
385,670	Federated Capital Reserves Fund, 0.14% +			385,670
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,098,707)			8,098,707

	COLLATERAL FOR SECURITIES LOANED - 1.2%
8,183,906	Dreyfus Government Cash Management - Institutional Shares, 0.87% + (b)			8,183,906
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $8,183,906)

	TOTAL INVESTMENTS - 98.3% (Cost - $664,025,657) (c)			$664,210,012
	OTHER ASSETS LESS LIABILITIES - 1.7%			11,701,691
	NET ASSETS - 100.0%			$675,911,703

ETF - Exchange-Traded Fund

*	Non-income producing.

**	Variable rate security. Interest rate is as of March 31, 2017.

#	Affiliated Security.

^	Each option contract allows the Fund to sell 1 underlying futures contract.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $42,383,434 or 6.3% of net assets.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $8,013,760 at March 31, 2017.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $664,474,131 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$108,012
Unrealized depreciation:	(372,131)
Net unrealized depreciation:	$(264,119)

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Number of		Unrealized
Contracts Long		Appreciation
(Short)		(Depreciation)
	FUTURES CONTRACTS
769	US 5 Year Treasury Notes, June 2017	$(214,274)
	(Underlying face amount at value $90,531,727)
(146)	US 10 Year Treasury Notes, June 2017	59,422
	(Underlying face amount at value $(18,186,125))
(48)	US Long Bonds, expiring June 2017	39,094
	(Underlying face amount at value $(7,240,500))
	TOTAL FUTURES CONTRACTS	$(115,758)

		Unrealized
		Appreciation
	CREDIT DEFAULT SWAP CONTRACTS
	Credit Default Swap to Buy Protection CDX.NA.HY.S27 V2 Maturity 12/20/21 - Counterparty Goldman Sachs, to pay fixed interest of 5% (Notional Amount $225,621,000)	$8,839,260	(1)
	Credit Default Swap to Buy Protection CDX.NA.HY.S28 V1 Maturity 6/20/22 - Counterparty Goldman Sachs, to pay fixed interest of 5% (Notional Amount $28,800,000)	266,444	(2)
	UNREALIZED APPRECIATION FROM CREDIT DEFAULT SWAP CONTRACTS	$9,105,704

(1)	Consists of premiums received of $9,295,404 and current asset value of $18,134,664.

(2)	Consists of premiums received of $1,850,836 and current asset value of $2,117,280.

TOTAL RETURN SWAPS

Notional Amount at	Number of			Termination		Unrealized
March 31, 2017	Shares	Reference Entity	Interest Rate Payable	Date	Counter Party	Appreciation
$69,000,000	269,029	iBoxx High Yield Index	0.99733% 1 Mth USD LIBOR	6/20/2017	GS	$578,905
98,281,560	1,135,321	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 40bp	1/25/2018	GS	1,365,226
25,395,000	300,000	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 175bp	12/21/2017	GS	936,058
120,520,039	3,299,837	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 40bp	1/25/2018	GS	1,312,579
24,855,020	697,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 75bp	12/21/2017	GS	878,905
						$5,071,673	(3)

GS - Goldman Sachs International

(3)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

			Navigator	Navigator
	Navigator		Duration	Sentry	Navigator
	Equity Hedged		Neutral Bond	Managed	Tactical Fixed
	Fund		Fund	Volatility Fund	Income Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $5,361,021, $0, $0, and $32,736,254, respectively)	$57,767,925		$51,178,740	$20,117,572	$664,025,657
Investments in Securities at Value (including affiliated securities of $2,079,622, $0, $0, and $32,477,719, respectively)	55,413,837	(a)	51,523,847	19,790,230	664,210,012	(a)
Cash	—		3,566	—	85,869
Deposits with Broker	396,269		4,240,513	2,210,131	949,113
Cash held as Collateral for Swaps	—		—	—	1,968,012
Dividends and Interest Receivable	42,304		563,750	4,590	1,511,786
Receivable for Securities Sold	—		107,770	331,023	267,930
Receivable for Fund Shares Sold	85,238		10,363	1,642	928,066
Unrealized Appreciation on Swap Contracts	—		—	—	14,177,377
Premiums Received for Swap Contracts	—		—	—	11,146,240
Due from Investment Advisor	3,416		—	—	—
Unrealized Appreciation on Futures Contracts	—		118,657	—	—
Prepaid Expenses and Other Assets	30,008		10,894	9,535	20,190
Total Assets	55,971,072		56,579,360	22,347,151	695,264,595

Liabilities:
Collateral on Securities Loaned	14,066,482		—	—	8,183,906
Option Contracts Written (premiums received of $0, $0, $1,433,694 and $0, respectively)	—		—	1,453,500	—
Payable for Securities Purchased	681,644		—	562,609	10,005,300
Payable for Fund Shares Redeemed	71,901		1,021	91	486,918
Payable for Dividends and Distributions	—		—	—	15,362
Unrealized Depreciation on Future Contracts	—		—	—	115,758
Accrued Advisory Fees	—		47,239	6,781	528,321
Accrued Distribution Fees	2,318		591	1	15,606
Payable to Related Parties	19,843		—	—	—
Accrued Expenses and Other Liabilities	12,229		9,595	10,567	1,721
Total Liabilities	14,854,417		58,446	2,033,549	19,352,892

Net Assets	$41,116,655		$56,520,914	$20,313,602	$675,911,703

Composition of Net Assets:
At March 31, 2017, Net Assets consisted of:
Paid-in-Capital	$41,217,550		$56,630,834	$55,850,864	$657,821,071
Accumulated Net Investment Income (Loss)	233,418		25,823	(341,588)	(8,714,588)
Accumulated Net Realized Gain (Loss) From Security Transactions	2,019,775		(599,507)	(34,848,526)	12,559,246
Net Unrealized Appreciation (Depreciation) on Investments, Swaps, Options, and Futures Contracts	(2,354,088)		463,764	(347,148)	14,245,974
Net Assets	$41,116,655		$56,520,914	$20,313,602	$675,911,703

Net Asset Value Per Share
Class A Shares:
Net Assets	$8,900,847		$1,134,211	$3,655	$43,020,304
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	978,578		111,411	1,209	4,161,108
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$9.10		$10.18	$3.02	$10.34
Maximum Offering Price Per Share (Maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75%, respectively)	$9.63		$10.58	$3.14	$10.74

Class C Shares:
Net Assets	$576,947		$373,663	$3	$7,729,551
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	65,720		37,072	1	746,707
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.78		$10.08	$3.04 (b)	$10.35

Class I Shares:
Net Assets	$31,638,861		$55,013,040	$20,309,944	$625,161,848
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	3,461,925		5,422,110	6,677,366	60,350,431
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.14		$10.15	$3.04	$10.36

(a)	Includes loaned securities with a value of $13,734,006 and $8,013,760, respectively.

(b)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

		Navigator	Navigator Sentry
	Navigator Equity	Duration Neutral	Managed Volatility	Navigator Tactical
	Hedged Fund	Bond Fund	Fund	Fixed Income Fund
Investment Income:
Dividend Income (including income on affiliated securities of $0, $0, $0 and $301,371)	$368,373	$—	$—	$4,371,236
Interest Income	1,645	969,454	18,178	1,164,282
Securities Lending - net	94,337	—	—	248,280
Total Investment Income	464,355	969,454	18,178	5,783,798
Expenses:
Investment Advisory Fees	148,423	331,876	74,519	2,372,702
Distribution Fees:
Class A	9,624	1,517	6	47,200
Class C	3,548	2,338	—	34,938
Interest Expense	—	205	78	7,775
Administration Fees	39,425	19,335	11,161	146,893
Registration & Filing Fees	24,554	13,660	11,709	22,061
Non 12b-1 Shareholder Service Expense	10,969	10,861	7,739	129,925
Transfer Agent Fees	8,540	9,506	8,532	42,610
Audit Fees	7,978	7,979	7,971	7,976
Legal Fees	6,028	5,987	5,540	7,003
Trustees’ Fees	5,041	4,521	4,865	6,017
Chief Compliance Officer Fees	3,524	5,249	5,918	10,618
Custody Fees	2,544	4,058	5,425	23,722
Printing Expense	942	1,131	1,441	17,353
Insurance Expense	897	1,147	573	5,953
Miscellaneous Expenses	1,247	2,959	765	8,588
Total Expenses	273,284	422,329	146,242	2,891,334
Less: Expense waived by Advisor for Affiliated Holdings	(10,366)	—	—	(151,359)
Less: Expense waived/reimbursed by the Advisor	(32,207)	—	(36,586)	—
Net Expenses	230,711	422,329	109,656	2,739,975
Net Investment Income (Loss)	233,644	547,125	(91,478)	3,043,823

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $0, $0, $0 and $182,778)	3,290,780	(311,944)	—	7,597,218
Distribution of Realized Gains From Underlying Investment Companies	914	—	—	—
Securities Sold Short	—	—	592,762	—
Futures Contracts	—	4,428,277	—	360,582
Swap Contracts	—	—	—	7,911,462
Options Purchased	—	(357,212)	(20,372,552)	(73,962)
Options Written	—	—	14,303,588	—
	3,291,694	3,759,121	(5,476,202)	15,795,300
Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain (loss) on affiliated securities of $(786,700), $0, $0 and $519,118)	(1,889,314)	(3,422,678)	—	(8,610,506)
Futures Contracts	—	52,798	—	(241,103)
Swap Contracts	—	—	—	12,532,310
Options Purchased	—	83,446	1,062,162	(13,327)
Options Written	—	—	(974,274)	—
	(1,889,314)	(3,286,434)	87,888	3,667,374
Net Realized and Unrealized Gain (Loss) on Investments	1,402,380	472,687	(5,388,314)	19,462,674
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,636,024	$1,019,812	$(5,479,792)	$22,506,497

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2017	September 30, 2016
Operations:	(Unaudited)

Net Investment Income	$233,644	$395,921
Net Realized Gain (Loss) on Investments	3,290,780	(1,084,500)
Distribution of Realized Gains From Underlying Investment Companies	914	45,967
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,889,314)	2,784,820
Net increase in net assets resulting from operations	1,636,024	2,142,208

Distributions to Shareholders:
From Net Investment Income:
Class A	(63,815)	(15,780)
Class I	(331,488)	(220,670)
Net Realized Gains
Class A	—	(151,878)
Class C	—	(33,116)
Class I	—	(1,342,122)
Net decrease in net assets resulting from distributions to shareholders	(395,303)	(1,763,566)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	2,495,907	5,508,331
Class C	1,700	3,250
Class I	4,115,399	7,305,123
Distributions Reinvested:
Class A	63,815	159,119
Class C	—	31,404
Class I	313,831	1,525,153
Cost of Shares Redeemed:
Class A	(895,803)	(2,580,452)
Class C	(240,220)	(481,246)
Class I	(8,086,249)	(20,482,633)
Net decrease in net assets resulting from shares of beneficial interest	(2,231,620)	(9,011,951)

Decrease in Net Assets	(990,899)	(8,633,309)

Net Assets:
Beginning of Period	42,107,554	50,740,863
End of Period (including accumulated net investment income of $233,418 and $395,077, respectively)	$41,116,655	$42,107,554

SHARE ACTIVITY
Class A:
Shares Sold	275,122	638,325
Shares Reinvested	7,028	18,502
Shares Redeemed	(99,076)	(301,370)
Net increase in shares of beneficial interest outstanding	183,074	355,457

Class C:
Shares Sold	195	395
Shares Reinvested	—	3,783
Shares Redeemed	(27,304)	(57,193)
Net decrease in shares of beneficial interest outstanding	(27,109)	(53,015)

Class I:
Shares Sold	454,586	848,766
Shares Reinvested	34,411	176,932
Shares Redeemed	(892,666)	(2,374,570)
Net decrease in shares of beneficial interest outstanding	(403,669)	(1,348,872)

The accompanying notes are an integral part of these financial statements.

Navigator Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Duration Neutral Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2017	September 30, 2016
Operations:	(Unaudited)

Net Investment Income	$547,125	$1,173,228
Net Realized Gain (Loss) on Investments, Options and Futures Contracts	3,759,121	(2,885,300)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, and Futures Contracts	(3,286,434)	3,647,789
Net increase in net assets resulting from operations	1,019,812	1,935,717

Distributions to Shareholders:
From Net Investment Income:
Class A	(9,012)	(17,641)
Class C	(1,970)	(3,847)
Class I	(510,320)	(1,187,277)
Net decrease in net assets resulting from distributions to shareholders	(521,302)	(1,208,765)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	125,123	221,958
Class C	50,000	20,000
Class I	2,398,603	12,094,371
Distributions Reinvested:
Class A	9,012	17,641
Class C	1,970	3,847
Class I	500,685	1,182,907
Cost of Shares Redeemed:
Class A	(378,215)	(244,961)
Class C	(202,583)	(277,224)
Class I	(25,845,377)	(8,654,776)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(23,340,782)	4,363,763

Increase (Decrease) in Net Assets	(22,842,272)	5,090,715

Net Assets:
Beginning of Period	79,363,186	74,272,471
End of Period (including accumulated net investment income of $25,823 and $0, respectively)	$56,520,914	$79,363,186

SHARE ACTIVITY
Class A:
Shares Sold	12,324	21,780
Shares Reinvested	883	1,737
Shares Redeemed	(37,153)	(23,994)
Net decrease in shares of beneficial interest outstanding	(23,946)	(477)

Class C:
Shares Sold	4,965	1,978
Shares Reinvested	195	382
Shares Redeemed	(20,045)	(27,421)
Net decrease in shares of beneficial interest outstanding	(14,885)	(25,061)

Class I:
Shares Sold	235,596	1,190,407
Shares Reinvested	49,205	116,783
Shares Redeemed	(2,533,899)	(847,731)
Net increase (decrease) in shares of beneficial interest outstanding	(2,249,098)	459,459

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2017	September 30, 2016
Operations:	(Unaudited)

Net Investment Loss	$(91,478)	$(348,834)
Net Realized Loss on Investments and Options	(5,476,202)	(12,815,358)
Net Change in Unrealized Appreciation (Depreciation) on Investments and	87,888	(1,095,288)
Net decrease in net assets resulting from operations	(5,479,792)	(14,259,480)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	12,815,084	16,210,500
Cost of Shares Redeemed:
Class I	(7,883,672)	(18,681,296)
Net increase (decrease) in net assets resulting from shares of beneficial interest	4,931,412	(2,470,796)

Decrease in Net Assets	(548,380)	(16,730,276)

Net Assets:
Beginning of Period	20,861,982	37,592,258
End of Period (including accumulated net investment loss of $341,588 and $250,110)	$20,313,602	$20,861,982

SHARE ACTIVITY
Class I:
Shares Sold	3,855,510	3,077,734
Shares Redeemed	(2,161,452)	(3,563,691)
Net increase (decrease) in shares of beneficial interest outstanding	1,694,058	(485,957)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2017	September 30, 2016
Operations:	(Unaudited)

Net Investment Income	$3,043,823	$8,822,414
Net Realized Gain on Investments, Swaps, Options and Futures Contracts	15,795,300	23,436,470
Capital Gain Distributions from other Investment Companies Distribution of Realized Gains From Underlying Investment Companies	—	395,420
Net Change in Unrealized Appreciation on Investments, Swaps, Options and Futures Contracts	3,667,374	11,884,053
Net increase in net assets resulting from operations	22,506,497	44,538,357

Distributions to Shareholders:
From net investment income:
Class A	(751,548)	(880,630)
Class C	(110,220)	(103,999)
Class I	(11,213,411)	(11,310,878)
From Net Realized Gains:
Class A	(936,796)	—
Class C	(171,711)	—
Class I	(12,828,720)	—
Net decrease in net assets resulting from distributions to shareholders	(26,012,406)	(12,295,507)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	17,365,203	21,654,537
Class C	2,124,701	3,150,257
Class I	272,546,866	176,945,723
Distributions Reinvested:
Class A	1,573,884	823,625
Class C	257,959	94,750
Class I	23,660,487	11,092,943
Cost of Shares Redeemed:
Class A	(8,543,067)	(18,265,455)
Class C	(615,630)	(539,556)
Class I	(76,848,312)	(86,604,877)
Net increase in net assets resulting from shares of beneficial interest	231,522,091	108,351,947

Increase in Net Assets	228,016,182	140,594,797

Net Assets:
Beginning of Period	447,895,521	307,300,724

End of Period (including accumulated net investment income (loss) of $(8,714,588) and $316,768)	$675,911,703	$447,895,521

SHARE ACTIVITY
Class A:
Shares Sold	1,672,012	2,204,527
Shares Reinvested	153,502	82,290
Shares Redeemed	(826,586)	(1,903,493)
Net increase in shares of beneficial interest outstanding	998,928	383,324

Class C:
Shares Sold	203,949	310,914
Shares Reinvested	25,144	9,365
Shares Redeemed	(59,384)	(55,305)
Net increase in shares of beneficial interest outstanding	169,709	264,974

Class I:
Shares Sold	26,239,741	17,837,673
Shares Reinvested	2,304,441	1,104,216
Shares Redeemed	(7,388,599)	(8,799,261)
Net increase in shares of beneficial interest outstanding	21,155,583	10,142,628

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Equity Hedged Fund - Class A
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2017		September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013		September 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$8.83		$8.72		$9.60	$9.61		$9.00		$8.60
From Operations:
Net investment income (loss) (a)	0.04		0.06		0.02	0.02		0.01		(0.00	) (e)
Net gain (loss) from securities (both realized and unrealized)	0.31		0.35		(0.50)	0.25		0.60		0.41
Total from operations	0.35		0.41		(0.48)	0.27		0.61		0.41
Distributions to shareholders from:
Net investment income	(0.08)		(0.03)		(0.01)	—		(0.00	) (e)	(0.01)
Net realized gains	—		(0.27)		(0.39)	(0.28)		—		—
Total distributions	(0.08)		(0.30)		(0.40)	(0.28)		(0.00)		(0.01)
Net Asset Value, End of Period	$9.10		$8.83		$8.72	$9.60		$9.61		$9.00
Total Return (b)	3.91	% (i)	4.83%		(5.37)%	2.84%		6.83%		4.79%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,901		$7,022		$3,838	$3,858		$3,420		$4,071
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.50	% (h)	1.37	% (g)	1.41%	1.31%		1.31%		1.37%
net of waivers/reimbursement (c)	1.30	% (h)	1.37	% (g)	1.35%	1.34	% (f)	1.35	% (f)	1.35%
Ratio of net investment income (loss) to average net assets (c)(d)	0.97	% (h)	0.67%		0.26%	0.24%		0.10%		(0.05)%
Portfolio turnover rate	178	% (i)	363%		292%	353%		446%		486%

	Navigator Equity Hedged Fund - Class C
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2017		September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013		September 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$8.48		$8.42		$9.34	$9.43		$8.89		$8.55
From Operations:
Net investment (income) loss (a)	0.01		(0.01)		(0.05)	(0.06)		(0.06)		(0.08)
Net gain (loss) from securities (both realized and unrealized)	0.29		0.34		(0.48)	0.25		0.60		0.42
Total from operations	0.30		0.33		(0.53)	0.19		0.54		0.34
Distributions to shareholders from:
Net realized gains	—		(0.27)		(0.39)	(0.28)		—		—
Total distributions	—		(0.27)		(0.39)	(0.28)		—		—
Net Asset Value, End of Period	$8.78		$8.48		$8.42	$9.34		$9.43		$8.89
Total Return (b)	3.54	% (i)	4.04%		(6.05)%	2.02%		6.07%		3.98%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$577		$787		$1,228	$1,791		$2,608		$3,869
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.25	% (h)	2.24	% (g)	2.16%	2.06%		2.06%		2.12%
net of waivers/reimbursement (c)	2.05	% (h)	2.12	% (g)	2.10%	2.09	% (f)	2.10	% (f)	2.10%
Ratio of net investment (income) loss to average net assets (c)(d)	0.16	% (h)	(0.11)%		(0.57)%	(0.62)%		(0.68)%		(0.87)%
Portfolio turnover rate	178	% (i)	363%		292%	353%		446%		486%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(g)	Ratio includes 0.02% attributed to interest expense.

(h)	Annualized.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Equity Hedged Fund - Class I
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2017		September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013		September 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$8.87		$8.76		$9.64	$9.65		$9.03		$8.62
From Operations:
Net investment income (a)	0.05		0.08		0.04	0.04		0.03		0.02
Net gain (loss) from securities (both realized and unrealized)	0.31		0.35		(0.50)	0.25		0.62		0.41
Total from operations	0.36		0.43		(0.46)	0.29		0.65		0.43
Distributions to shareholders from:
Net investment income	(0.09)		(0.05)		(0.03)	(0.02)		(0.03)		(0.02)
Net realized gains	—		(0.27)		(0.39)	(0.28)		—		—
Total distributions	(0.09)		(0.32)		(0.42)	(0.30)		(0.03)		(0.02)
Net Asset Value, End of Period	$9.14		$8.87		$8.76	$9.64		$9.65		$9.03
Total Return (b)	4.07	% (h)	5.01%		(5.10)%	3.01%		7.19%		5.04%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$31,639		$34,298		$45,675	$72,695		$88,121		$94,928
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.25	% (g)	1.24	% (f)	1.16%	1.06%		1.06%		1.11%
net of waivers/reimbursement (c)	1.05	% (g)	1.12	% (f)	1.10%	1.09	% (e)	1.10	% (e)	1.10%
Ratio of net investment income to average net assets (c)(d)	1.18	% (g)	0.91%		0.43%	0.43%		0.37%		0.17%
Portfolio turnover rate	178	% (h)	363%		292%	353%		446%		486%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods

(f)	Ratio includes 0.02% attributed to interest expense.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Duration Neutral Bond Fund - Class A
	For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.13		$10.03		$10.42		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.07		0.13		0.13		0.13		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.06		0.10		(0.36)		0.35		(0.00	) (g)
Total from operations	0.13		0.23		(0.23)		0.48		(0.00)
Distributions to shareholders from:
Net investment income	(0.08)		(0.13)		(0.12)		(0.06)		—
Net realized gains	—		—		(0.04)		—		—
Total distributions	(0.08)		(0.13)		(0.16)		(0.06)		—
Net Asset Value, End of Period	$10.18		$10.13		$10.03		$10.42		$10.00
Total Return (b)	1.29	% (d)	2.28%		(2.18)%		4.82%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,134		$1,371		$1,362		$306		$100	(i)
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	1.51	% (c)(e)	1.61	% (e)	1.90	% (e)	2.56	% (e)(h)	4.61	% (c)
net of waivers/reimbursement/recapture	1.51	% (c)(e)(j)	1.68	% (e)(j)	1.90	% (e)	2.01	% (e)(h)	1.90	% (c)
Ratio of net investment income (loss) to average net assets	1.43	% (c)(e)(f)	1.26	% (e)(f)	1.32	% (e)(f)	1.25	% (e)(f)	(1.90	)% (c)
Portfolio turnover rate	9	% (d)	97%		81%		281%		0	% (d)

	Navigator Duration Neutral Bond Fund - Class C
	For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.05		$9.96		$10.36		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.03		0.05		0.06		0.06		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.05		0.11		(0.37)		0.37		(0.00	) (g)
Total from operations	0.08		0.16		(0.31)		0.43		(0.00)
Distributions to shareholders from:
Net investment income	(0.05)		(0.07)		(0.05)		(0.07)		—
Net realized gains	—		—		(0.04)		—		—
Total distributions	(0.05)		(0.07)		(0.09)		(0.07)		—
Net Asset Value, End of Period	$10.08		$10.05		$9.96		$10.36		$10.00
Total Return (b)	0.83	% (d)	1.56%		(2.95)%		4.29%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$374		$522		$767		$398		$100	(i)
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	2.26	% (c)(e)	2.39	% (e)	2.65	% (e)	3.15	% (e)(h)	5.36	% (c)
net of waivers/reimbursement/recapture	2.26	% (c)(e)(j)	2.45	% (e)(j)	2.65	% (e)	2.71	% (e)(h)	2.65	% (c)
Ratio of net investment income (loss) to average net assets	0.68	% (c)(e)(f)	0.46	% (e)(f)	0.55	% (e)(f)	0.53	% (e)(f)	(2.65	)% (c)
Portfolio turnover rate	9	% (d)	97%		81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes, 0.11% and 0.06% for the year ended September 30, 2014 attributed to interest expense, for Class A and C, respectively.

(i)	Amount is actual; not presented in thousands.

(j)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Duration Neutral Bond Fund - Class I
	For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.10		$10.00		$10.39		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.08		0.15		0.16		0.12		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.06		0.11		(0.37)		0.38		(0.00	) (g)
Total from operations	0.14		0.26		(0.21)		0.50		(0.00)
Distributions to shareholders from
Net investment income	(0.09)		(0.16)		(0.14)		(0.11)		—
Net realized gains	—		—		(0.04)		—		—
Total distributions	(0.09)		(0.16)		(0.18)		(0.11)		—
Net Asset Value, End of Period	$10.15		$10.10		$10.00		$10.39		$10.00
Total Return (b)	1.43	% (d)	2.55%		(2.03)%		5.03%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$55,013		$77,470		$72,143		$29,837		$7,002
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	1.26	% (c)(e)	1.35	% (e)	1.65	% (e)	2.21	% (e)(h)	4.36	% (c)
net of waivers/reimbursement/recapture	1.26	% (c)(e)(i)	1.42	% (e)(i)	1.65	% (e)	1.71	% (e)(h)	1.65	% (c)
Ratio of net investment income (loss) to average net assets	1.66	% (c)(e)(f)	1.50	% (e)(f)	1.55	% (e)(f)	1.16	% (e)(f)	(1.64	)% (c)
Portfolio turnover rate	9	% (d)	97%		81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share

(h)	Ratio includes 0.06% for the year ended September 30, 2014 attributed to interest expense for Class I.

(i)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Sentry Managed Volatility Fund - Class A
	For the		For the		For the	For the Period
	Six Months Ended		Year Ended		Year Ended	March 6, 2014* to
	March 31, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$4.16		$6.86		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.02)		(0.08)		(0.10)	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(1.12)		(2.62)		(0.87)	(2.17)
Total from operations	(1.14)		(2.70)		(0.97)	(2.17)
Net Asset Value, End of Period	$3.02		$4.16		$6.86	$7.83
Total Return (b)	(27.40	)% (d)	(39.36)%		(12.39)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4		$5		$8	$8	(h)
Ratio of expenses to average net assets,
before waiver/reimbursement (e)	1.92	% (c)	1.90	% (i)	1.66%	1.65	% (c)
net of waivers/reimbursement (e)	1.50	% (c)	1.65	% (i)	1.50%	1.50	% (c)
Ratio of net investment loss to average net assets (e)(f)	(1.29	)% (c)	(1.57)%		(1.50)%	(1.50	)% (c)
Portfolio turnover rate	0	% (d)	3,321%		84,387%	148	% (d)

	Navigator Sentry Managed Volatility Fund - Class C
	For the		For the		For the	For the Period
	Six Months Ended		Year Ended		Year Ended	March 6, 2014* to
	March 31, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	—		—		—	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(1.15)		(2.68)		(0.96)	(2.17)
Total from operations	(1.15)		(2.68)		(0.96)	(2.17)
Net Asset Value, End of Period	$3.04		$4.19		$6.87	$7.83
Total Return (b)	(27.45	)% (d)	(39.01)%		(12.26)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3	(h)	$4	(h)	$7 (h)	$8	(h)
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.67	% (c)	2.65	% (i)	2.41%	2.40	% (c)
net of waivers/reimbursement (e)	2.25	% (c)	2.40	% (i)	2.25%	2.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(2.04	)% (c)	(2.32)%		(2.25)%	(2.25	)% (c)
Portfolio turnover rate	0	% (d)	3,321%		84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes, 0.15% for the year ended September 30, 2016 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Sentry Managed Volatility Fund - Class I
	For the		For the		For the	For the Period
	Six Months Ended		Year Ended		Year Ended	March 6, 2014* to
	March 31, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.02)		(0.07)		(0.09)	(0.06)
Net loss from securities (both realized and unrealized)	(1.13)		(2.61)		(0.87)	(2.11)
Total from operations	(1.15)		(2.68)		(0.96)	(2.17)
Net Asset Value, End of Period	$3.04		$4.19		$6.87	$7.83
Total Return (b)	(27.45	)% (d)	(39.01)%		(12.26)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$20,310		$20,857		$37,584	$48,469
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.67	% (c)	1.65	% (g)	1.41%	1.40	% (c)
net of waivers/reimbursement (e)	1.25	% (c)	1.40	% (g)	1.25%	1.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(1.04	)% (c)	(1.32)%		(1.25)%	(1.22	)% (c)
Portfolio turnover rate	0	% (d)	3,321%		84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Ratio includes, 0.15% for the year ended September 30, 2016 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		March 27, 2014* to
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.42		$9.55		$9.79		$10.00
From Operations:
Net investment income (a)	0.05		0.22		0.18		0.20
Net gain (loss) from securities (both realized and unrealized)	0.33		0.95		(0.23)		(0.24)
Total from operations	0.38		1.17		(0.05)		(0.04)
Distributions to shareholders from:
Net investment income	(0.20)		(0.30)		(0.19)		(0.17)
Net realized gains	(0.26)		—		(0.00	) (g)	—
Total distributions	(0.46)		(0.30)		(0.19)		(0.17)
Net Asset Value, End of Period	$10.34		$10.42		$9.55		$9.79
Total Return (b)	3.66	% (d)	12.38%		(0.54)%		(0.40	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$43,020		$32,937		$26,529		$7,652
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.25	% (c)	1.31%		1.31%		1.54	% (c)
net of waivers/reimbursement (e)	1.20	% (c)	1.22	% (h)	1.21%		1.48	% (c)
Ratio of net investment income to average net assets (e)(f)	0.89	% (c)	2.24%		1.82%		3.90	% (c)
Portfolio turnover rate	185	% (d)	302%		402%		7	% (d)

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		March 27, 2014* to
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.43		$9.56		$9.78		$10.00
From Operations:
Net investment income (a)	0.01		0.15		0.10		0.16
Net gain (loss) from securities (both realized and unrealized)	0.33		0.95		(0.23)		(0.23)
Total from operations	0.34		1.10		(0.13)		(0.07)
Distributions to shareholders from:
Net investment income	(0.16)		(0.23)		(0.09)		(0.15)
Net realized gains	(0.26)		—		(0.00	) (g)	—
Total distributions	(0.42)		(0.23)		(0.09)		(0.15)
Net Asset Value, End of Period	$10.35		$10.43		$9.56		$9.78
Total Return (b)	3.29	% (d)	11.60%		(1.28)%		(0.71	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,730		$6,016		$2,983		$1,236
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.00	% (c)	2.06%		2.06%		3.37	% (c)
net of waivers/reimbursement (e)	1.95	% (c)	1.97	% (h)	1.96%		2.23	% (c)
Ratio of net investment income to average net assets (e)(f)	0.19	% (c)	1.51%		1.04%		3.07	% (c)
Portfolio turnover rate	185	% (d)	302%		402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		March 27, 2014* to
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.43		$9.56		$9.81		$10.00
From Operations:
Net investment income (a)	0.06		0.25		0.19		0.21
Net gain (loss) from securities (both realized and unrealized)	0.34		0.94		(0.22)		(0.22)
Total from operations	0.40		1.19		(0.03)		(0.01)
Distributions to shareholders from:
Net investment income	(0.21)		(0.32)		(0.22)		(0.18)
Net realized gains	(0.26)		—		(0.00	) (g)	—
Total distributions	(0.47)		(0.32)		(0.22)		(0.18)
Net Asset Value, End of Period	$10.36		$10.43		$9.56		$9.81
Total Return (b)	3.88	% (d)	12.63%		(0.33)%		(0.15	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$625,162		$408,942		$277,788		$126,571
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.00	% (c)	0.97%		1.06%		1.11	% (c)
net of waivers/reimbursement (e)	0.95	% (c)	1.06	% (h)	0.96%		1.11	% (c)
Ratio of net investment income to average net assets (e)(f)	1.11	% (c)	2.49%		1.93%		4.01	% (c)
Portfolio turnover rate	185	% (d)	302%		402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads)

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Duration Neutral Bond Fund (“Bond Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”) and Navigator Tactical Fixed Income Fund (“Tactical Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund are each a “Fund” and collectively the “Funds”). Each Fund is a non-diversified series of the Trust, except the Equity Fund, which is a diversified series. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75% of the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Bond Fund, which commenced operations on September 23, 2013, is to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is to seek negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Swaps are valued based on a price received from the underlying financial institution where the swap is being held. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security -specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,888,207	$—	$—	$35,888,207
Mutual Funds	2,079,622	—	—	2,079,622
Short-Term Investments	3,379,526	—	—	3,379,526
Collateral For Securities Loaned	8,009,326	6,057,156	—	14,066,482
Total	$49,356,681	$6,057,156	$—	$55,413,837

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$—	$47,735,561	$—	$47,735,561
Call Options Purchased	6,250	—	—	6,250
Put Options Purchased	1,562	—	—	1,562
Short-Term Investments	3,780,474	—	—	3,780,474
Futures Contracts*	118,657	—	—	118,657
Total	$3,906,943	$47,735,561	$—	$51,642,504

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$—	$320,000	$—	$320,000
Put Options Purchased	—	2,254,000	—	2,254,000
Short-Term Investments	17,216,230	—	—	17,216,230
Total	$17,216,230	$2,574,000	$—	$19,790,230

Liabilities
Call Options Written	$—	$660,000	$—	$660,000
Put Options Written	—	793,500	—	793,500
Total	$—	$1,453,500	$—	$1,453,500

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,806,337	$—	$—	$7,806,337
Mutual Funds	32,477,719	—	—	32,477,719
Corporate Bonds	—	340,060,240	—	340,060,240
Municipal Bonds & Notes	—	242,535,847	—	242,535,847
U.S. Government Agency Obligations	—	25,039,100	—	25,039,100
Call Options Purchased	3,078	—	—	3,078
Put Options Purchased	5,078	—	—	5,078
Short-Term Investments	8,098,707	—	—	8,098,707
Collateral for Securities Loaned	8,183,906	—	—	8,183,906
Open Swap Contracts^	—	14,177,377	—	14,177,377
Total	$56,574,825	$621,812,564	$—	$678,387,389

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	115,758	—	—	115,758
Total	$115,758	$—	$—	$115,758

The Funds did not hold any Level 3 securities during the six months.

There were no transfers among Level 1, Level 2 and Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at March 31, 2017.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Bond Fund and Tactical Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To manage interest rate risk, the Bond Fund and Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Bond Fund and Tactical Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Bond Fund and Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Bond Fund and Tactical Fund recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Bond Fund and Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Bond Fund and Tactical Fund’s Portfolios of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by the Sentry Fund during the six months ended March 31, 2017, were as follows:

	Call Options		Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	5,000	$1,279,748	1,600	$1,900,720
Options written	58,250	11,192,795	16,200	34,422,175
Options closed	(57,878)	(11,862,034)	(16,650)	(35,439,764)
Options expired	(372)	(59,946)	—	—
Options outstanding, end of period	5,000	$550,563	1,150	$883,131

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets and Liabilities –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at March 31, 2017.

Equity Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Securities lending	$13,734,006	$—	$13,734,006	—	$(13,734,006)	$—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

Bond Fund:

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Futures contracts	$118,657	$—	$118,657	$—	$(118,657)	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with Deposit with Broker on the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Assets & Liabilities for the six months ended March 31, 2017.

	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value

Interest rate contracts	Investments in Securities at Value	$7,812
Interest rate contracts	Unrealized Appreciation on Futures Contracts	118,657
Total	Total	$126,469

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2017.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	Appreciation
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$4,428,277	$52,798
Interest rate contracts	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(357,212)	83,446
Total		$4,071,065	$136,244

Sentry Fund:

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments (1)	Collateral Pledged/(Received)	Net Amount
Options contracts written	$1,453,500	$—	$1,453,500	$(1,453,500)	$—	$—
Total	$1,453,500	$—	$1,453,500	$(1,453,500)	$—	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with investments in securities on the Statement of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

The effect of Derivative Instruments on the Statement of Assets & Liabilities for the six months ended March 31, 2017.

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Investments in Securities at Value	$2,574,000	Options Contracts Written at Value	$1,453,500

		$2,574,000		$1,453,500

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2017.

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from options purchased/Net change in unrealized appreciation (depreciation) from options purchased	$(20,372,552)	$1,062,162
Equity contracts	Net realized gain (loss) from options written /Net change in unrealized appreciation (depreciation) from options written	14,303,588	(974,274)
Total		$(6,068,964)	$87,888

Tactical Fund:

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received)(1)	Net Amount
Swap Contracts	$14,177,377	$—	$14,177,377	$—	$—	$14,177,377
Securities Lending	8,013,760	—	8,013,760	—	(8,013,760)	—
Total	$22,191,137	$—	$22,191,137	$—	$(8,013,760)	$14,177,377

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received) (1)	Net Amount
Futures contracts	$115,758	$—	$115,758	$—	$(115,758)	$—
Total	$115,758	$—	$115,758	$—	$(115,758)	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with Deposit with Broker on the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

The effect of Derivative Instruments on the Statement of Assets & Liabilities for the six months ended March 31, 2017.

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate contracts		$—	Unrealized Depreciation on Futures Contracts	$115,758

Credit contracts	Unrealized Appreciation on Swap Contracts	14,177,377		—

Interest rate contracts	Investments in Securities as Value	8,156		—

		$14,185,533		$115,758

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2017.

Contract Type/ Primary Risk Exposure	Location of Gain or (Loss) On Derivatives	Realized Gain (loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Credit contracts	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$7,911,462	$12,532,310
Interest rate contracts	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	360,582	(241,103)
Interest rate contracts	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(73,962)	(13,327)
Total		$8,198,082	$12,277,880

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid annually for the Equity Fund and Sentry Fund and declared and paid quarterly for the Bond Fund and Tactical Fund, and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Prior to December 30, 2016 the Advisor paid Main Point Advisors, Inc. the sub-advisor to the Bond Fund, a portion of its advisory fee.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Funds, the Advisor under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 1.00% of the average daily net assets of the Bond Fund and 0.85% of the average daily net assets of the Sentry Fund and Tactical Fund. For the six months ended March 31, 2017, the Advisor earned advisory fees of $148,423, $331,876, $74,519, and $2,372,702 for the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Bond Fund. The Advisor has agreed to waive its advisory fee on the portion of the Equity Fund’s and the Tactical Fund’s assets that are invested in the Sentry Fund and Bond Fund, respectively. For the six months ended March 31, 2017, the Equity Fund and Tactical Fund waived $10,366 and $151,359 respectively, in advisory fees.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

				Expiration
Fund	Class A	Class C	Class I	Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2018
Bond Fund	1.60%	2.35%	1.35%	1/31/2018
Sentry Fund	1.50%	2.25%	1.25%	1/31/2018
Tactical Fund	1.50%	2.25%	1.25%	1/31/2018

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended March 31, 2017 the Advisor waived $32,207, and $36,586 in fees from the Equity Fund and Sentry Fund, respectively.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2017	September 30, 2018	September 30, 2019	Total
Equity Fund	$—	$6,007	$34,080	$40,087
Bond Fund	77,688	39	—	77,727
Sentry Fund	45,061	65,925	66,151	177,137

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2017, the Equity Fund incurred distribution fees of $9,624 and $3,548 for Class A shares and Class C shares, respectively, the Bond Fund incurred distribution fees of $1,517 and $2,338 for Class A shares and Class C shares, respectively, the Sentry Fund incurred distribution fees of $6 for Class A shares, and the Tactical Fund incurred distribution fees of $47,200 and $34,938 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2017, the Distributor received $7,546 in underwriting commissions for sales of Class A shares, of which $939 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short -term securities and U.S. Government securities, for the six months ended March 31, 2017, amounted to $70,516,859, $74,794,379, respectively, for the Equity Fund, $5,129,086 and $21,373,536, respectively, for the Bond Fund, $18,212,568 and $17,619,806, respectively, for the Sentry and $1,213,260,367 and $958,934,450, respectively, for the Tactical Fund.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2016 and September 30, 2015 was as follows:

For the year ended September 30, 2016:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total
Equity Fund	$1,464,241	$—	$299,325	$—	$1,763,566
Bond Fund	1,391	1,207,374	—	—	1,208,765
Sentry Fund	—	—	—	—	—
Tactical Fund	12,304,339	—	—	—	12,304,339

For the year ended September 30, 2015:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total
Equity Fund	$2,959,144	$—	$—	$—	$2,959,144
Bond Fund	248,135	975,369	—	—	1,223,504
Sentry Fund	—	—	—	—	—
Tactical Fund	6,552,020	—	—	—	6,552,020

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Equity Fund	$395,077	$—	$(762,771)	$(486,833)	$—	$(487,089)	$(1,341,616)
Bond Fund	—	—	(2,391,095)	(1,991,519)	—	3,774,184	(608,430)
Sentry Fund	—	—	(7,145,497)	(22,911,973)	—	—	(30,057,470)
Tactical Fund	6,983,363	6,253,464	—	—	—	8,359,714	21,596,541

The difference between book basis and tax basis undistributed net investment income/loss, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of open futures, options and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Navigator Sentry Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Sentry Fund	$250,110

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Fund	$762,771
Bond Fund	2,391,095
Sentry Fund	6,895,387
Tactical Fund	—

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Equity Fund	$486,833	$—	$486,833
Bond Fund	634,255	1,357,264	1,991,519
Sentry Fund	12,279,107	10,632,866	22,911,973
Tactical Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), reclassifications of Fund distributions and net operating losses and adjustments for swap contracts, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Equity Fund	$—	$(711)	$711
Bond Fund	(28,725)	29,053	(328)
Sentry Fund	(467,592)	467,592	—
Tactical Fund	—	3,464,093	(3,464,093)

6.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets & Liabilities and on the Portfolio of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. The Funds’ cash collateral received in securities lending transactions is invested in the Dreyfus Government Cash Management Fund.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
March 31, 2017

7.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of March 31, 2017 are noted in the each Fund’s Portfolio of Investments. Transactions during the period with affiliated companies are as follows:

Equity Fund

					Change in
	Value - Beginning of			Realized	Unrealized	Dividend	Value - End of	Ending
Affiliated Holding	Period	Purchases	Sales Proceeds	Gain / (Loss)	Gain / (Loss)	Income	Period	Shares

Sentry Fund	$2,866,322	$—	$—	$—	$(786,700)	$—	$2,079,622	684,086

Tactical Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized	Dividend	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Period	Ending Shares

Bond Fund	$47,102,069	$39,310	$(15,000,000)	$(182,778)	$519,118	$301,371	$32,477,719	3,199,775

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Sentry Fund currently invests a portion of its assets in Milestone Treasury Obligations Fund – Institutional Class (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of March 31, 2017, the percentage of the Sentry Fund’s net assets invested in Milestone was 84.7%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2017

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning October 1, 2016 and held through March 31, 2017.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	10/1/16	3/31/17	Period*	3/31/17	Period*
Navigator Equity Hedged Fund	1.30%	$1,000.00	$1,039.10	$6.61	$1,018.45	$6.54
Navigator Duration Neutral Bond Fund	1.51%	$1,000.00	$1,012.90	$7.58	$1,017.40	$7.59
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$726.00	$6.45	$1,017.45	$7.54
Navigator Tactical Fixed Income Fund	1.20%	$1,000.00	$1,036.60	$6.09	$1,018.95	$6.04

Class C
Navigator Equity Hedged Fund	2.05%	$1,000.00	$1,035.40	$10.40	$1,014.71	$10.30
Navigator Duration Neutral Bond Fund	2.26%	$1,000.00	$1,008.30	$11.32	$1,013.66	$11.35
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$725.50	$9.68	$1,013.71	$11.30
Navigator Tactical Fixed Income Fund	1.95%	$1,000.00	$1,032.90	$9.88	$1,015.21	$9.80

Class I
Navigator Equity Hedged Fund	1.05%	$1,000.00	$1,040.70	$5.34	$1,019.70	$5.29
Navigator Duration Neutral Bond Fund	1.26%	$1,000.00	$1,014.30	$6.33	$1,018.65	$6.34
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$725.50	$5.38	$1,018.70	$6.29
Navigator Tactical Fixed Income Fund	0.95%	$1,000.00	$1,038.80	$4.83	$1,020.19	$4.78

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended March 31, 2017 (182) divided by the number of days in the fiscal year (365).

Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund and Navigator Tactical Fixed Income Fund (Adviser – Clark Capital Management Group, Inc.)*

In connection with the regular meeting held on November 17-18, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital”) and the Trust, with respect to the Navigator Duration Neutral Bond Fund (“Navigator Duration”), Navigator Equity Hedged Fund (“Navigator Equity”), Navigator Sentry Managed Volatility Fund (“Navigator Sentry”) and Navigator Tactical Fixed Income Fund (“Navigator Tactical”) (collectively the “Funds”) . In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Clark Capital was founded in 1986 as an independent advisory firm, currently manages approximately $3.6 billion in assets directly and provides model portfolios to an additional $2.1 billion of assets. They reviewed the experience of the key investment personnel, considering their education and noting a veteran investment team with varied financial industry experience. They discussed the adviser’s investment process, noting that it involved the ongoing research of various securities and technical and credit analysis. They discussed the adviser’s risk management process and the adviser’s process for monitoring compliance with the Funds’ investment limitations. They noted that the adviser selected brokers based on a number of qualitative and quantitative factors, and that the adviser’s best execution committee meets periodically to review brokers. The Trustees also noted that the adviser engaged a sub-adviser with respect to Navigator Duration, and they discussed the adviser’s process for monitoring the performance and compliance of the sub-adviser. The Trustees acknowledged that the adviser has a well-organized corporate infrastructure with access to resources and qualified staff to support the investment team and overall operation. The Board concluded that the adviser should continue to provide high quality service to the Navigator Funds and their shareholders.

Performance.

Navigator Duration. The Trustees noted the Fund’s objective and Morningstar category. They observed that the Fund was actively managed by a sub-adviser, and they considered the sub-adviser’s strategy and types of securities used to implement that strategy. They noted that over the 1-year and 2-year periods, the Fund underperformed its benchmark, the Barclays Municipal Bond Index, Morningstar category and peer group. They discussed differences between the Fund and the Fund’s benchmark and Morningstar category, and they reviewed the Fund’s monthly upside and downside capture for the 1-year period, noting that the Fund showed higher levels of potential monthly downside volatility relative to the benchmark. They reasoned that it appeared that the Fund was being managed consistent with its prospectus mandate. They concluded that although the Fund had experienced some adverse performance from continued low levels of interest rates, performance should improve if and when interest rates increase, and that the adviser should be retained.

Navigator Equity. The Trustees discussed the Fund’s objective, Morningstar category and the methodology used by the adviser to manage the Fund. They discussed in detail the hedging technique the adviser applied to the Fund. They observed that over the 1-year period, although the Fund underperformed the MSCI World Net Index, it outperformed the HFRX Equity Hedge Index, the Morningstar category and the peer group. The Trustees noted that the past year’s returns indicated that the Fund experienced improved performance from historical periods. The Trustees also observed that the Fund’s monthly upside and downside capture compared favorably to the HFRX Equity Hedge Index over the past year, and that the Fund had also experienced an improved Morningstar rating. The Trustees concluded that the adviser appeared to be managing the Fund in line with the prospectus, had shown improved performance, and that the adviser’s strategy should benefit investors if equity markets experience any significant downturns. The Trustees further concluded that the adviser should be retained.

Navigator Sentry. The Trustees discussed the Fund’s objective and methodology and types of investments used by the adviser to manage the Fund. They noted that the Fund was currently the only fund in its assigned Volatility Morningstar category. They observed that over the 1-year and 2-year periods, the Fund significantly underperformed its benchmark, the S&P 500 Inverse Daily, its adviser-selected Bear Market Morningstar category, and peer group, all of which also experienced negative performance over those time periods. They reasoned that although it appeared the adviser was following its strategy, it was difficult to evaluate whether the Fund could bring value to shareholders unless faced with a significant and persistent downward move in equity markets. As a result, the Trustees agreed to retain the adviser but requested that it report back to the Board within six months to present more recent performance and if no significant market dislocation had occurred during that time, how the adviser had modified its strategy to minimize the impact to shareholders.

Navigator Tactical. The Trustees noted the Fund’s Morningstar category and objective, as well as the strategy and investment types the adviser used to manage the Fund. They observed that over the 1-year and 2-year periods, the Fund outperformed its benchmark, the Barclays U.S. Corporate High Yield Index, and significantly outperformed its peer group and Morningstar category. They noted that the Fund’s monthly upside and downside capture exhibited a focus on downside protection based on a tactical strategy. They also noted the Fund’s very favorable Morningstar category rankings. Based on these demonstrated results, the Trustees concluded that the adviser should be retained.

Fees and Expenses.

Navigator Duration. The Trustees reviewed the advisory fee of 1.00%, noting that the adviser had recently reduced the fee from 1.25%. They noted that the 1.00% fee was slightly above the peer group average, higher than the Morningstar category average, but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the peer group average and Morningstar category average, but also well within the ranges of both comparison groups. They considered the adviser’s assertion that the unique and sophisticated strategy of the Fund, including the use of its hedging strategy, warranted a higher fee. After discussion, the Trustees concluded the fee was not unreasonable.

Navigator Equity. The Trustees noted the Fund’s advisory fee of 0.75% was significantly below the peer group average and Morningstar category average. They noted that the Fund’s net expense ratio was also below the averages of both comparison groups. The Trustees agreed that despite the strategy being unique and sophisticated, particularly for a mutual fund offering, the adviser offered a very competitive fee. The Trustees concluded that the fee was reasonable.

Navigator Sentry. The Trustees noted the advisory fee of 0.85% was below the peer group average and adviser-selected Morningstar category average. They noted that the Fund’s net expense ratio was also below the averages of both comparison groups. The Trustees agreed that the strategy was unique and sophisticated, particularly for a mutual fund offering, however, the adviser offered a very competitive fee. Accordingly, the Trustees concluded that the fee is reasonable.

Navigator Tactical. The Trustees reviewed the advisory fee of 0.85%, and they noted that the fee was higher than the peer group average and Morningstar category average, but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the peer group average and Morningstar category average, but also well within the ranges of both comparison groups. They considered the adviser’s assertion that the unique and sophisticated strategy of the Fund, including the tactical nature of the strategy, warranted a higher fee. After discussion, the Trustees concluded the fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the fees paid for the advisory services provided to the Navigator Funds. They discussed the adviser’s assertion that economies of scale would likely be reached with respect to a Fund once the Fund reached certain asset levels, and the adviser’s willingness to discuss breakpoints at such time. They considered that the adviser was recapturing some previously waived advisory fees with respect to Navigator Duration and Navigator Tactical. After further discussion, the Trustees concluded that, with respect to each Navigator Fund, the absence of breakpoints at this time was reasonable and shareholders would benefit appropriately from economies of scale as they are achieved.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Navigator Fund and noted it had realized a profit with respect to each Fund that appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it had devoted significant resources and personnel to manage the Funds, and they concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Clark Capital as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees were reasonable and that renewal of the agreement was in the best interests of the shareholders of the Navigator Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Navigator Duration Neutral Bond Fund (Sub-Adviser – Main Point Advisors, Inc.)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Clark Capital and Main Point Advisors, Inc. (“Main Point”), with respect to Navigator Duration Neutral Bond Fund (“Navigator Duration” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the sub-adviser was established in 2013 by Clark Capital for the purpose of securing the services of the sub-adviser’s chief investment officer to manage Navigator Duration, which currently has $83 million in assets. The Trustees discussed the backgrounds of the key investment personnel, noting the team’s fixed income management and compliance experience. They noted the sub-adviser’s investment process used quantitative analysis to determine security valuation and proprietary valuation models. They discussed the sub-adviser’s risk mitigation process, noting that the sub-adviser is experienced with the types of investments used in Navigator Duration’s portfolio and continually monitors the various types of risks associated with fixed income investments. The Trustees discussed the sub-adviser’s process for ensuring compliance with the Fund’s investment limitations, as well as the criteria used by the sub-adviser to initially select and continually monitor brokers. The Board acknowledged the sub- adviser’s expertise with the asset types used by Navigator Duration. They also acknowledged that the sub-adviser and the adviser have a close working relationship and that the adviser had expressed its satisfaction with the services provided by the sub-adviser. The Board concluded that the sub-adviser should continue to provide quality services to the Fund, the adviser and the shareholders.

Performance. The Trustees noted that the sub -adviser managed all of the Fund’s assets, and they considered the nature of the sub- adviser’s strategy and the investments used to execute that strategy. They noted that over the 1-year and 2-year periods, the Fund underperformed its benchmark, the Barclays Municipal Bond Index. They discussed differences between the Fund and the Fund’s benchmark, and they reviewed the Fund’s monthly upside and downside capture for the 1-year period, noting that the Fund showed higher levels of potential monthly downside volatility relative to the benchmark. They reasoned that the Fund’s returns were reflective of continued low interest rates, but that the strategy had the potential to provide value to investors in a rising interest rate environment. They concluded that the sub-adviser should be retained.

Fees and Expenses. The Trustees reviewed the sub- advisory fee of 0.625%, noting the sub-adviser receives a portion of the Fund’s overall advisory fee. They noted that the sub-adviser only had one client, which is Navigator Duration. They concluded that the sub-advisory fee, in light of the services provided to the adviser, did not appear unreasonable.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of the Fund, but agreed that economies of scale with respect to the Fund fees and expenses, was an adviser level issue and should be considered with respect to the Fund’s overall advisory agreement and the advisory fee paid. The Board concluded that an absence of breakpoints in the sub-advisory fee was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted that the sub-adviser earned a profit during the prior year but agreed that the amount of profit was modest in terms of both actual dollars and in terms of percentage of revenue. The Trustees concluded that the sub-adviser’s profit was reasonable and not excessive.

Conclusion. Having requested and received such information from Main Point as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Navigator Duration Neutral Bond Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is or will be available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/5/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/5/17